Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,678,000
Previously Paid Amount	0.00
Total Fee Amount	369.83
Total Offset Amount	0.00
Net Fee	369.83
Narrative - Max Aggregate Offering Price	$ 2,678,000
Final Prospectus	true